OTHER RESERVES (Details) - Schedule of Capital Redemption Reserve - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
OTHER RESERVES (Details) - Schedule of Capital Redemption Reserve [Line Items]
At 1 January	£ 4,462	£ 4,273
Shares cancelled under share buyback programmes	0	1,095	£ 1,005
At 31 December	4,462	4,462	4,273
Capital redemption reserve
OTHER RESERVES (Details) - Schedule of Capital Redemption Reserve [Line Items]
At 1 January	4,462	4,273	4,115
Shares cancelled under share buyback programmes	0	189	158
At 31 December	£ 4,462	£ 4,462	£ 4,273